Financial Debt - Recoverable cash and cash advances overview (Details) - Fair value - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of research and development expenses
Contract 6472	€ 1,665	€ 1,571
Contract 6839	2,338	2,214
Contract 6840	2,939	2,790
Contract 7388	1,945	1,856
Total Recoverable cash advances	8,887	8,431	€ 8,562	€ 8,127
Non-current	8,412	8,126
Current	€ 475	€ 305